Income Tax (Benefit) Expense (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax (Benefit) Expense [Abstract]
Schedule of Income Tax Benefit
	Year ended December 31,
	2023	2024	2025
	USD’000	USD’000	USD’000
PRC Enterprise Income Tax Expense
Current year	83	38	295
Deferred tax	(201)	(123)	(113)
	(118)	(85)	182

Schedule of Reconciliation Between Income Tax (Benefit) Expense and Profit (Loss) Before Taxation

A reconciliation between income tax (benefit) expense and profit (loss) before taxation at tax rates applicable to each subsidiary is set out below:

	Year ended December 31,
	2023	2024	2025
	USD’000	USD’000	USD’000
Profit before taxation	11,383	2,003	863

Taxation at the applicable tax rate	2,898	597	199
Tax effect of preferential tax rates for tea plantation in the PRC	(3,132)	(1,023)	(301)
Tax effect of non-deductible expenses	159	221	256
Tax effect of non-taxable income	—	—	(276)
Tax effect of tax losses unrecognized	—	95	78
Tax effect of tax losses expired	—	—	83
(Over) under-provision in prior year	(43)	25	143
Income tax (benefit) expense	(118)	(85)	182